Note 4: Other Assets: Schedule of Other Assets (Details) (USD $)	Nov. 30, 2013	May 31, 2013
Details
Rights - Oil and Gas Leases	$ 536,320	$ 536,250
Trademarks	0	0
Incorporation Costs	(70)	70
Bonds	0	0
Total Other Assets	$ 536,250	$ 536,320